Organization and Principal Activities (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Aug. 06, 2018
Organization and Principal Activities (Details) [Line Items]
Subsidiaries and VIE description	cash received by the VIEs from our subsidiaries as inter-company advances of RMB44,435 and RMB3,290 for the six months ended December 31, 2021 and 2022, respectively; (6) repayment of inter-company advances by the VIEs to our subsidiaries of RMB59,965 and RMB2,198 for the six months ended December 31, 2021 and 2022, respectively; (7) cash received by our subsidiaries from the VIEs as inter-company advances of RMB63,288 and RMB42,880 for the six months ended December 31, 2021 and 2022, respectively; and (8) repayment of inter-company advances by our subsidiaries to the VIEs of RMB107,688 and RMB24,930 for the six months ended December 31, 2021 and 2022, respectively.
Maximum [Member]
Organization and Principal Activities (Details) [Line Items]
Investable assets			¥ 30
Minimum [Member]
Organization and Principal Activities (Details) [Line Items]
Investable assets			¥ 600
VIE [Member]
Organization and Principal Activities (Details) [Line Items]
Provision of consulting services	¥ 10,459	¥ 10,478
Cash received	2,850
Provision of office rental and other services	607	532
Provision of digital marketing and IT related services	¥ 2,400